Operating Leases - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2026	$ 542
2027	386
2028	25
Total undiscounted lease payments	953
Less - imputed interest	(29)
Present value of lease liabilities	924	$ 520
Including amounts linked to the Israeli CPI of	$ 290